SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Subsidiaries of the Company

		Date of incorporation
		or formation
Name of consolidated	State or other jurisdiction of	(date of acquisition,
subsidiary or entity	incorporation or organization	if applicable)	Attributable interest
Stevia Ventures International Ltd.	The Territory of the British Virgin Islands	April 11, 2011	100%

Stevia Asia Limited	Hong Kong SAR	March 19, 2012	100%

Stevia Technew Limited	Hong Kong SAR	April 28, 2012	70%

Potentially Outstanding Dilutive Common Shares

	Potentially
	Outstanding Dilutive
	Common Shares
		For the
		Period from
	For the	April 11, 2011
	Interim Period	(inception)
	Ended	through
	December 31,	December 31,
	2012	2011
MAKE GOOD ESCROW SHARES

Make Good Escrow Agreement shares issued and held with the escrow agent in connection with the Share Exchange Agreement consummated on June 23, 2011 pending the achievement by the Company of certain post-Closing business milestones (the "Milestones").	3,000,000	6,000,000

CONVERTIBLE NOTE SHARES

On March 7, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be at $0.46875 per share, at which the Company completed a private placement with gross proceeds of at least $100,000 on August 6, 2012, the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.	426,667	-

On May 30, 2012, the Company issued a convertible note in the amount of $200,000 with interest at 10% per annum due one (1) year from the date of issuance with the conversion price to be at $0.46875 per share, at which the Company completed a private placement with gross proceeds of at least $100,000 on August 6, 2012, the same as the next private placement price on a per share basis provided the Company complete a private placement with gross proceeds of at least $100,000.	426,667	-

WARRANT SHARES

On August 6, 2012, the Company issued (i) warrants to purchase 1,066,667 shares, in the aggregate, of the Company's common stock to the investors (the "investors warrants") and (ii) warrants to purchase 85,333 shares of the Company's common stock to the placement agent (the "agent warrants") with an exercise price of $0.6405 per share subject to certain adjustments pursuant to Section 3(b) Subsequent Equity Sales of the SPA expiring five (5) years from the date of issuance.	1,152,000	-

TOTAL POTENTIALLY OUTSTANDING DILUTIVE COMMON SHARES	5,005,334	6,000,000